INCOME TAXES - Expiry Date of Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 514	$ 87
After three years from reporting date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	30	12
No expiry
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 484	$ 75